Capital and financing transactions	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Capital and financing transactions

11.	Capital and financing transactions
Subordinated debentures
On December 8, 2020, the Bank redeemed all outstanding CDN $750 million 3.367% Debentures
(Non-Viability
Contingent Capital (NVCC)) due December 8, 2025 at 100% of their principal amount plus accrued interest.

Common shares
Normal Course Issuer Bid

On March 13, 2020, OSFI advised federally regulated deposit taking institutions to suspend common share buybacks as part of
COVID-19
measures. The Bank does not have an active normal course issuer bid and did not repurchase any common shares during the quarter ended January 31, 2021.
The Bank’s previous normal course issuer bid terminated on June 3, 2020. Under this program, the Bank repurchased and cancelled approximately 11.8 million common shares at an average price of $72.41 per share. These repurchases were carried out before March 13, 2020.
Preferred shares and other equity instruments
Subsequent to the reporting date, on February 2, 2021, the Bank redeemed all outstanding Non-cumulative Preferred shares Series 32 and Series 33 at a price equal to $25.00 per share plus dividends declared on January 2
6
, 2021 of $0.009891 per Series 32 share and $0.006976 per Series 33 share.